SUBSEQUENT EVENTS (Details Textual) (USD $)			12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 Common Stock [Member]	Dec. 29, 2012 Common Stock [Member]	Dec. 28, 2013 Subsequent Event [Member]	Dec. 28, 2013 Subsequent Event [Member] Non Convertible Promissory Note [Member] Elutions, Inc [Member]	Dec. 28, 2013 Subsequent Event [Member] Common Stock [Member]	Dec. 28, 2013 Subsequent Event [Member] Common Stock [Member] Elutions, Inc [Member]	Mar. 18, 2014 Subsequent Event [Member] Common Stock [Member] Elutions, Inc [Member]	Dec. 28, 2013 Subsequent Event [Member] Tracking Warrant [Member] Elutions, Inc [Member]	Dec. 28, 2013 Subsequent Event [Member] Incentive Warrant [Member] Elutions, Inc [Member]	Dec. 28, 2013 Subsequent Event [Member] Equity Incentive Plan 1998 [Member] Board of Directors Chairman [Member]	Dec. 28, 2013 Subsequent Event [Member] Equity Incentive Plan 1998 [Member] Performance Based Non Vested Shares [Member]	Dec. 28, 2013 Subsequent Event [Member] Equity Incentive Plan 1998 [Member] Service Based Non Vested Shares [Member]
Subsequent Event [Line Items]
Accrued Severance Liability	$ 1,491,000	$ 0			$ 1,500,000
Subsequent Event, Date							Feb. 27, 2014					Mar. 11, 2014	Mar. 10, 2014	Mar. 10, 2014
Stock Repurchase Program, Authorized Amount							2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			800,000	110,000									40,000	81,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 3.93	$ 3.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value														$ 3.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												20,000		50,000
Investment Options, Exercise Price												$ 4.12
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												1 year		4 years
Stock Issued During Period, Shares, New Issues								609,756
Stock Issued During Period, Value, New Issues								2,000,000
Debt Instrument, Face Amount						$ 3,268,664
Debt Instrument, Interest Rate, Stated Percentage						7.825%
Debt Instrument, Maturity Date						Mar. 18, 2019
Price Per Share Of Stock						$ 5.50
Debt Instrument Debt Default Interest Rate Percentage						9.825%
Warrants Issued During Period Number Of Warrants										996,544	3,400,000
Warrants Issued During Period Exercise Price										$ 3.28
Warrants Issued During Period Expiration Date										Mar. 18, 2020	Mar. 18, 2020
Warrants Issued During Period Exercise Price Increases Per Year											$ 0.25
Shares Issued, Price Per Share									$ 3.28
Price Per Share Of Stock On Tracking Warrant										$ 5.50
Warrants Issued During Period Exercise Price Minimum											$ 3.85
Warrants Issued During Period Exercise Price Maximum											$ 4.85